Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Parenthetical) (Details) - Associates And Joint Ventures - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 9,099	£ 11,465
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 221	£ 183